Related Party Transactions	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Related Party Transactions

NOTE 11—RELATED PARTY TRANSACTIONS

The Company’s former Chairman and Co-Chief Executive Officer, Gary Friedman, resigned from these positions and as a director of the Company effective as of October 20, 2012. In connection with such resignation, Mr. Friedman and the Company entered into an advisory services agreement that provides for Mr. Friedman to advise the Company in his role as the Creator and Curator with respect to product development, merchandising and other creative matters. The agreement has a five-year term and is renewable for an additional five-year period. In addition, in connection with the Company’s initial public offering, Home Holdings has agreed to invest $5 million, consisting of $2.5 million in an initial tranche and up to $2.5 million in one or more additional tranches, directly or indirectly, in Hierarchy, LLC (“Hierarchy”), a newly formed entity in which Mr. Friedman has a controlling interest. If requested by Home Holdings and agreed to by the Company, the Company may make these subsequent investments. The Company will have the right to acquire all or a portion of Home Holdings’ interest in Hierarchy between the second and third anniversaries of the Company’s initial public offering, at the greater of the then fair market value and the price paid by Home Holdings. As of May 4, 2013, the initial investment tranche of $2.5 million had not been funded by Home Holdings.

In addition, Home Holdings has assigned to the Company its right of first offer and co-sale right over the sale by Mr. Friedman of his interests in Hierarchy, its right of first offer over the sale of Hierarchy or any of its lines of business and its preemptive rights on issuances of additional interests in Hierarchy. The agreements among Hierarchy, Home Holdings, Mr. Friedman and the Company contemplate that the Company will enter into an agreement to provide Hierarchy with back office, logistics, supply chain and administrative support, with pricing determined based on the fair market value of such services. Unless otherwise agreed by Home Holdings, for two years from the date of the Hierarchy operating agreement, Hierarchy’s line of business will be limited to apparel and apparel related businesses. In addition, Hierarchy will be permanently prohibited from entering into lines of business in which the Company is engaged and certain lines of business in which the Company may become engaged (other than luggage, which Hierarchy may enter into after such two year period). Mr. Friedman is also a significant stockholder in the Company and will continue to advise the Board of Directors in an observer capacity, with the honorary title of Chairman Emeritus.

NOTE 14—RELATED PARTY TRANSACTIONS

Resignation of Co-Chief Executive Officer and Formation of Hierarchy

The Company’s former Chairman and Co-Chief Executive Officer, Gary Friedman, resigned from these positions and as a director of the Company effective as of October 20, 2012. In connection with such resignation, Mr. Friedman and the Company entered into an advisory services agreement that provides for Mr. Friedman to advise the Company in his role as the Creator and Curator with respect to product development, merchandising and other creative matters. The agreement has a five-year term and is renewable for an additional five-year period. In addition, in connection with the Company’s initial public offering, Home Holdings has agreed to invest $5 million, consisting of $2.5 million in an initial tranche and up to $2.5 million in one or more additional tranches, directly or indirectly, in Hierarchy, LLC (“Hierarchy”), a newly formed entity in which Mr. Friedman has a controlling interest. If requested by Home Holdings and agreed to by the Company, the Company may make these subsequent investments. The Company will have the right to acquire all or a portion of Home Holdings’ interest in Hierarchy between the second and third anniversaries of the Company’s initial public offering, at the greater of the then fair market value and the price paid by Home Holdings. As of February 2, 2013, the initial investment tranche of $2.5 million had not been funded by Home Holdings.

In addition, Home Holdings has assigned to the Company its right of first offer and co-sale right over the sale by Mr. Friedman of his interests in Hierarchy, its right of first offer over the sale of Hierarchy or any of its lines of business and its preemptive rights on issuances of additional interests in Hierarchy. The agreements among Hierarchy, Home Holdings, Mr. Friedman and the Company contemplate that the Company will enter into an agreement to provide Hierarchy with back office, logistics, supply chain and administrative support, with pricing determined based on the fair market value of such services. Unless otherwise agreed by Home Holdings, for two years from the date of the Hierarchy operating agreement, Hierarchy’s line of business will be limited to apparel and apparel related businesses. In addition, Hierarchy will be permanently prohibited from entering into lines of business in which the Company is engaged and certain lines of business in which the Company may become engaged (other than luggage, which Hierarchy may enter into after such two year period). Mr. Friedman is also a significant stockholder in the Company and will continue to advise the Board of Directors in an observer capacity, with the honorary title of Chairman Emeritus.

Management Agreement

Pursuant to the Amended and Restated Management Services Agreement with certain affiliates of Catterton, Tower Three and Glenhill, such affiliated entities were to provide services to the Company for general management, consulting services and other strategic planning functions. The amount of the annual management fee payable to Catterton, Tower Three and Glenhill under the Amended and Restated Management Services Agreement was equal to 1.5% of Catterton’s and Tower Three’s invested capital in Home Holdings and 1% of Glenhill’s invested capital in Home Holdings.

The Amended and Restated Management Services Agreement provided that the term of the agreement ends upon the consummation of an initial public offering, and that additional fees would be payable upon termination in connection with an initial public offering. The Company paid additional fees upon such termination in connection with its initial public offering to Catterton, Tower Three and Glenhill in the amount of $3.3 million, $3.1 million and $0.6 million, respectively.

In addition to the initial public offering termination fees, the Company recorded management fees of $3.9 million in selling, general and administrative expenses in fiscal 2012 and such management fees were paid by the Company as of February 2, 2013.

The Company recorded management fees of $9.9 million in selling, general and administrative expenses in fiscal 2011, of which $6.0 million was paid directly by Home Holdings and reflected as a capital contribution from Home Holdings through additional paid-in capital. The remaining $3.9 million was paid by the Company as of January 28, 2012.

The Company recorded management fees of $3.9 million in selling, general and administrative expenses in fiscal 2010 and such management fees were paid by the Company as of January 29, 2011.

Executive Loans with Home Holdings

In December 2008, Mr. Friedman entered into a $1.0 million loan with Home Holdings in connection with the purchase of a 0.3% ownership interest in Home Holdings. The full recourse loan initially bore interest at a rate of 8.0% per annum. If the interest was not paid in cash on December 31 of each year, such interest was deemed paid by capitalization and added to the principal amount of the loan. Principal and accrued interest was due the earlier of December 31, 2018, upon the sale of the Company or upon Mr. Friedman’s termination of employment. In May 2010, the loan was amended and restated to, among other things, reduce the interest rate to 5.0% per annum, as of the date of the original $1.0 million loan received in December 2008, modify the maturity date to December 31, 2015, and provide for an additional $5.0 million loan from Home Holdings in connection with the purchase of an additional 1.7% ownership interest in Home Holdings.

In September 2011, Mr. Friedman repaid the loans owed to Home Holdings, together with accrued interest thereon, through the reclassification by Home Holdings of Mr. Friedman’s pre-Reorganization Class A units and Class A-1 units in Home Holdings into an equal number of pre-Reorganization Class A Prime units and Class A-1 Prime units in Home Holdings, respectively. The Class A Prime units and Class A-1 Prime units, which are not subject to any future vesting, do not entitle Mr. Friedman to distributions from Home Holdings until after certain amounts have been distributed to the holders of Class A units, commensurate with the amount of all previously outstanding principal and interest on the loans. On the date of such repayment, the total principal amount of the loans, including all accrued interest thereon, was $6,559,877. No prior payments of principal or interest were made by Mr. Friedman under the loan agreements. The Company completed a valuation analysis regarding the reclassification of units which resulted in a $6.4 million compensation charge included in selling, general and administrative expenses on the consolidated statements of operations for fiscal 2011 and reflected as a capital contribution from Home Holdings through additional paid-in capital. Such compensation charge was calculated as the total principal amount of the loans, including all accrued interest thereon, as of the repayment date, less the difference in fair value of the Class A units and Class A-1 units in Home Holdings as compared to the Class A Prime units and Class A-1 Prime units in Home Holdings.

In May 2010, Mr. Alberini, the Company’s Chief Executive Officer, entered into a $4.0 million loan with Home Holdings in connection with the purchase of a 1.4% ownership interest in Home Holdings bearing interest at the rate of 5.0% per annum with a maturity date of ninety days from the original date of such note. The loan to Mr. Alberini was repaid in full on August 25, 2010.

In April 2011, Ken Dunaj, the Company’s Chief Operating Officer, entered into a $600,000 loan with Home Holdings. The full recourse loan bears interest at 5.0% per annum and is secured by Mr. Dunaj’s Team Restoration Ownership Plan units. The loan, together will all interest accrued but unpaid, is due and payable on the first to occur of (i) December 31, 2015, (ii) ninety days following termination of employment, (iii) the date of any sale of the Company, (iv) the date of an initial public offering, (v) the date of any acceleration that might occur as a result of a defined default under the note, or (vi) demand for repayment by Home Holdings.

In September 2011, Mr. Dunaj repaid the loan owed to Home Holdings, together with accrued interest thereon, through the reclassification by Home Holdings of Mr. Dunaj’s pre-Reorganization Class B units issued under the Team Resto Ownership Plan into an equal number of pre-Reorganization Class B Prime units under the Team Resto Ownership Plan. The Class B Prime units are entitled to a lower distribution amount than Class B units, commensurate with the amount of all previously outstanding principal and interest on the loan. On the date of such repayment, the total principal amount of the loan, including all accrued interest thereon, was $620,712. No prior payments of principal or interest were made by Mr. Dunaj under the loan agreement. On the date of such repayment, Mr. Dunaj surrendered 300,000 of his unvested Class B performance units under the Team Resto Ownership Plan. The Company undertook a valuation analysis regarding the reclassification of units which resulted in no compensation charge recorded in connection with the reclassification in the Company’s consolidated financial statements for fiscal 2011 as it relates to vested awards and over the remaining vesting periods for currently unvested awards.